RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table summarizes the components of the net decrease (increase) in Old IAC’s investment in IAC Holdings, Inc. for the years ended December 31, 2019, 2018 and 2017:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Cash transfers (from) to Old IAC related to its centrally managed U.S. treasury function, acquisitions and cash expenses paid by Old IAC on behalf of IAC Holdings, Inc., net	$(182,382)	$215,993	$(21,058)
Taxes	(1,874)	1,120	44,798
Interest income, net	420	325	23,656
Allocation of costs from Old IAC	(80,143)	(71,977)	(62,180)
Net (increase) decrease in Old IAC's investment in IAC Holdings, Inc.	$(263,979)	$145,461	$(14,784)